Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations

The majority of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock-based awards program was $1 million for each of the years ended December 31, 2025, 2024, and 2023. The expense charged to the Company for the deferred compensation program was $5 million, $6 million and $5 million for the years ended December 31, 2025, 2024, and 2023, respectively.

The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded, non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $14 million, $11 million and $13 million for the years ended December 31, 2025, 2024, and 2023, respectively.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $19 million, $18 million and $14 million for the years ended December 31, 2025, 2024, and 2023, respectively.
Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $9 million, $8 million and $7 million for the years ended December 31, 2025, 2024, and 2023, respectively.

The Company is charged distribution expenses from Prudential’s proprietary nationwide advice organization, “Prudential Advisors” through a transfer pricing agreement, which is intended to reflect a market-based pricing arrangement. Prudential Advisors distributes Prudential life insurance, annuities, and investment products with proprietary and non-proprietary product options. In November 2024, the Company, along with three other affiliated entities, entered into several agreements with a third-party, LPL Financial Holdings Inc. (“LPL”). Under these agreements, the Company pays distribution expenses to LPL, of which 98% are returned to Prudential Advisors. Distribution expenses paid by the Company to LPL and subsequently returned to Prudential Advisors were $473 million and $56 million for the years ended December 31, 2025, and 2024, respectively.

The Company pays commissions and certain other fees to Prudential Annuities Distributors, Inc. (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $760 million, $820 million and $587 million for the years ended December 31, 2025, 2024, and 2023, respectively.

The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity. The Company’s share of corporate expenses was $105 million, $131 million and $144 million for the years ended December 31, 2025, 2024, and 2023, respectively.
Corporate-Owned Life Insurance

The Company has sold five Corporate Owned Life Insurance (“COLI”) policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $5,098 million and $4,657 million as of December 31, 2025 and 2024, respectively. Fees related to these COLI policies were $59 million, $55 million and $50 million for the years ended December 31, 2025, 2024, and 2023, respectively. The Company reinsures the risk associated with these COLI policies to an affiliate reinsurer as part of a broader program related to variable insurance policies.

In May 2023, the Company funded a policy loan from the Prudential Financial COLI policy noted above in an amount of $900 million to an affiliated irrevocable trust, commonly referred to as a “rabbi trust”, which Prudential Financial created to support certain non-qualified retirement plans. The outstanding balance of the policy loan with the rabbi trust was $888 million and $897 million as of December 31, 2025 and 2024, respectively. Interest income related to the policy loan was $41 million, $42 million and $26 million for the years ended December 31, 2025, 2024, and 2023, respectively.

Affiliated Investment Management Expenses

In accordance with an agreement with PGIM, Inc. ("PGIM"), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $91 million, $69 million and $53 million for the years ended December 31, 2025, 2024, and 2023, respectively. These expenses are recorded as “Net investment income” in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Derivative Trades

In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 5 for additional information.
The interest income to the Company from PGF related to affiliated cash collateral was $417 million, $490 million and $499 million for the years ended December 31, 2025, 2024, and 2023, respectively, and are included in "Other income (loss)".
Joint Ventures

The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other invested assets" includes $1,852 million and $1,100 million of investments in joint ventures as of December 31, 2025 and 2024, respectively. "Net investment income" related to these ventures includes gains of $168 million, $68 million and $5 million for the years ended December 31, 2025, 2024, and 2023, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and PGIM Investments LLC ("PGIM Investments") whereby the Company receives fee income based on policyholders' separate account balances invested in the Advanced Series Trust. Income received from ASTISI and PGIM Investments related to this agreement was $247 million, $271 million and $274 million for the years ended December 31, 2025, 2024, and 2023, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income (Loss).
The Company has a revenue sharing agreement with PGIM Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from PGIM Investments related to this agreement was $52 million, $47 million and $38 million for the years ended December 31, 2025, 2024, and 2023, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income (Loss).
Affiliated Notes Receivable

Affiliated notes receivable included in “Receivables from parent and affiliates” at December 31, was as follows:

	Maturity Dates			Interest Rates			2025	2024
							(in thousands)
U.S. dollar fixed rate notes	2026	-	2038	0.00%	-	12.13%	$649,771	$520,462
Total notes receivable - affiliated(1)							$649,771	$520,462
(1)All notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.

The affiliated notes receivable shown above are classified as available-for-sale securities and other trading assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.

Accrued interest receivable related to these loans was $3 million and $1 million at December 31, 2025 and 2024, respectively, and is included in “Other assets”. Revenues related to these loans were $8 million, $3 million and $3 million for the years ended December 31, 2025, 2024, and 2023, respectively, and are included in “Other income (loss)”.

Affiliated Commercial Mortgage Loan

The affiliated commercial mortgage loan included in "Commercial mortgage and other loans" at December 31, 2025 and 2024 was $0 million.

The commercial mortgage loan is carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses, and net of an allowance for losses. The Company reviews the performance and credit quality of the commercial mortgage loan on an on-going basis.
Accrued interest receivable related to the loan was $0 million at both December 31, 2025 and 2024, and is included in "Accrued investment income". Revenues were $0.0 million, $5.5 million and $6.9 million for the years ended December 31, 2025, 2024, and 2023, respectively, and are included in "Net investment income"
Affiliated Asset Transfers

The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" ("APIC") and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2025 and 2024.

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/(Loss)
				(in thousands)
PAR U	January 2024	Transfer in	Fixed Maturities	$1,598,161	$1,598,161	$0	$0
PAR U	January 2024	Transfer in	Fixed Maturities	$778,745	$778,745	$0	$0
PURC	January 2024	Transfer in	Fixed Maturities	$2,155,560	$2,155,560	$0	$0
GUL Re	January 2024	Transfer in	Fixed Maturities	$1,685,582	$1,685,582	$0	$0
GUL Re	January 2024	Transfer in	Equities	$4,976	$4,976	$0	$0
PURE	January 2024	Transfer out	Fixed Maturities	$1,598,161	$1,598,161	$0	$0
PURE	January 2024	Transfer out	Fixed Maturities	$778,745	$778,745	$0	$0
PURE	January 2024	Transfer out	Fixed Maturities	$2,155,560	$2,155,560	$0	$0
PURE	January 2024	Transfer out	Fixed Maturities	$1,685,582	$1,685,582	$0	$0
PURE	January 2024	Transfer out	Equities	$4,976	$4,976	$0	$0
Ironbound	January 2024	Purchase	Other Invested Assets	$60,414	$60,414	$0	$0
Windhill CLO 1, Ltd.	February 2024	Sale	Fixed Maturities	$18,428	$18,858	$0	$(430)
Windhill CLO 2, Ltd.	February 2024	Sale	Fixed Maturities	$19,652	$20,057	$0	$(405)
PAR Term	February 2024	Purchase	Fixed Maturities	$43,084	$43,084	$0	$0
Windhill CLO 1, Ltd.	March 2024	Sale	Fixed Maturities	$10,148	$10,387	$0	$(239)
Windhill CLO 2, Ltd.	March 2024	Sale	Fixed Maturities	$14,763	$15,091	$0	$(328)
Prudential Insurance	March 2024	Purchase	Fixed Maturities	$198,804	$206,285	$5,910	$0
PAR U	March 2024	Transfer in	Other Invested Assets	$188,500	$188,500	$0	$0
PURE	March 2024	Transfer out	Other Invested Assets	$188,500	$188,500	$0	$0
Windhill CLO 1, Ltd.	April 2024	Sale	Fixed Maturities	$2,261	$2,300	$0	$(39)
Windhill CLO 2, Ltd.	May 2024	Sale	Fixed Maturities	$14,034	$14,415	$0	$(381)
Windhill CLO 1, Ltd.	June 2024	Sale	Fixed Maturities	$2,045	$2,100	$0	$(55)
Windhill CLO 2, Ltd.	June 2024	Sale	Fixed Maturities	$23,342	$23,743	$0	$(401)
PAR U	June 2024	Transfer in	Other Invested Assets	$326	$326	$0	$0
PURE	June 2024	Transfer out	Other Invested Assets	$326	$326	$0	$0

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/(Loss)
PAR U	June 2024	Purchase	Commercial Mortgage and Other Loans	$12,555	$12,555	$0	$0
Windhill CLO 2, Ltd.	July 2024	Sale	Fixed Maturities	$53,462	$54,628	$0	$(1,166)
Windhill CLO 2, Ltd.	July 2024	Sale	Fixed Maturities	$6,579	$6,695	$0	$(116)
Windhill CLO 1, Ltd.	July 2024	Sale	Fixed Maturities	$2,136	$2,200	$0	$(64)
PAR U	July 2024	Purchase	Fixed Maturities	$17,402	$17,402	$0	$0
Prudential Insurance	July 2024	Purchase	Fixed Maturities	$22,655	$23,433	$614	$0
PAR U	July 2024	Purchase	Fixed Maturities	$1,239	$1,239	$0	$0
PAR U	July 2024	Purchase	Derivatives	$2,975	$2,975	$0	$0
Windhill CLO 2, Ltd.	August 2024	Sale	Fixed Maturities	$21,929	$22,500	$0	$(571)
Windhill CLO 1, Ltd.	August 2024	Sale	Fixed Maturities	$13,650	$14,100	$0	$(450)
PAR U	August 2024	Purchase	Fixed Maturities	$46,742	$46,742	$0	$0
PAR U	August 2024	Purchase	Fixed Maturities	$4,793	$4,793	$0	$0
Prudential Insurance	August 2024	Purchase	Fixed Maturities	$35,872	$35,085	$(621)	$0
Windhill CLO 2, Ltd.	September 2024	Sale	Fixed Maturities	$57,613	$57,613	$0	$0
Windhill CLO 2, Ltd.	September 2024	Sale	Fixed Maturities	$24,575	$24,911	$0	$(336)
Prudential Insurance	September 2024	Purchase	Fixed Maturities	$44,773	$43,632	$(901)	$0
Hirakata	October 2024	Purchase	Fixed Maturities	$21,229	$21,229	$0	$0
Hirakata	October 2024	Purchase	Fixed Maturities	$3,901	$3,901	$0	$0
PAR U	October 2024	Transfer in	Fixed Maturities	$6,615,438	$6,615,438	$0	$0
Windhill CLO 3, Ltd.	October 2024	Sale	Fixed Maturities	$232,036	$235,610	$0	$(3,574)
Windhill CLO 2, Ltd.	October 2024	Sale	Fixed Maturities	$5,824	$5,899	$0	$(75)
Windhill CLO 2, Ltd.	October 2024	Sale	Fixed Maturities	$14,690	$14,959	$0	$(269)
Windhill CLO 1, Ltd.	October 2024	Sale	Fixed Maturities	$3,038	$3,100	$0	$(62)
PAR U	October 2024	Transfer in	Equities	$6,120	$6,120	$0	$0
Windhill CLO 3, Ltd.	November 2024	Sale	Fixed Maturities	$17,409	$17,518	$0	$(109)
Windhill CLO 3, Ltd.	December 2024	Sale	Fixed Maturities	$38,020	$38,537	$0	$(517)
Windhill CLO 3, Ltd.	December 2024	Sale	Short-term Investments	$2,882	$2,905	$0	$(23)
Prudential Insurance	December 2024	Contributed Capital	Equities	$415,696	$416,265	$0	$0

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/(Loss)
Windhill CLO 2, Ltd.	January 2025	Sale	Fixed Maturities	$2,738	$2,800	$0	$(62)
Windhill CLO 3, Ltd.	January 2025	Sale	Fixed Maturities	$17,046	$17,363	$0	$(317)
Windhill CLO 1, Ltd.	January 2025	Sale	Fixed Maturities	$2,152	$2,200	$0	$(48)
PAR U	February 2025	Purchase	Derivatives	$417,169	$417,169	$0	$0
Windhill CLO 2, Ltd.	February 2025	Sale	Fixed Maturities	$7,482	$7,600	$0	$(118)
Windhill CLO 3, Ltd.	February 2025	Sale	Fixed Maturities	$17,172	$17,410	$0	$(238)
Windhill CLO 1, Ltd.	February 2025	Sale	Fixed Maturities	$9,784	$9,900	$0	$(116)
Prudential Insurance	February 2025	Purchase	Fixed Maturities	$100,033	$101,147	$880	$0
Prudential Insurance	March 2025	Purchase	Fixed Maturities	$226,726	$260,396	$26,599	$0
Windhill CLO 3, Ltd.	March 2025	Sale	Fixed Maturities	$9,019	$9,144	$0	$(125)
Windhill CLO 1, Ltd.	March 2025	Sale	Fixed Maturities	$8,469	$8,500	$0	$(31)
Windhill CLO 1, Ltd.	March 2025	Sale	Fixed Maturities	$10,184	$10,301	$0	$(117)
Windhill CLO 1, Ltd.	March 2025	Purchase	Fixed Maturities	$921	$921	$0	$0
Windhill CLO 1, Ltd.	April 2025	Sale	Fixed Maturities	$21,646	$22,003	$0	$(357)
Windhill CLO 2, Ltd.	April 2025	Sale	Fixed Maturities	$8,597	$8,646	$0	$(49)
Windhill CLO 3, Ltd.	April 2025	Sale	Fixed Maturities	$33,528	$34,110	$0	$(582)
Windhill CLO 1, Ltd.	April 2025	Purchase	Fixed Maturities	$24	$24	$0	$0
Prudential Insurance	April 2025	Purchase	Fixed Maturities	$51,030	$53,646	$2,066	$0
Windhill CLO 1, Ltd.	May 2025	Sale	Fixed Maturities	$9,254	$9,388	$0	$(134)
Windhill CLO 2, Ltd.	May 2025	Sale	Fixed Maturities	$14,667	$14,792	$0	$(125)
Windhill CLO 4, Ltd.	May 2025	Sale	Fixed Maturities	$235,316	$237,464	$0	$(2,148)
Prudential Insurance	May 2025	Purchase	Fixed Maturities	$24,037	$24,000	$(29)	$0
PARCC	May 2025	Purchase	Fixed Maturities	$103,549	$103,549	$0	$0
Prudential Insurance	May 2025	Contributed Capital	Other Invested Assets	$207,870	$207,870	$0	$0
Windhill CLO 2, Ltd.	June 2025	Sale	Fixed Maturities	$500	$500	$0	$0
Windhill CLO 3, Ltd.	June 2025	Sale	Fixed Maturities	$2,608	$2,608	$0	$0
Windhill CLO 4, Ltd.	June 2025	Sale	Fixed Maturities	$19,136	$19,351	$0	$(215)
Windhill CLO 1, Ltd.	July 2025	Sale	Fixed Maturities	$2,189	$2,200	$0	$(11)

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/(Loss)
Windhill CLO 2, Ltd.	July 2025	Sale	Fixed Maturities	$1,800	$1,800	$0	$0
Windhill CLO 3, Ltd.	July 2025	Sale	Fixed Maturities	$1,681	$1,700	$0	$(19)
Windhill CLO 4, Ltd.	July 2025	Sale	Fixed Maturities	$644	$650	$0	$(6)
Windhill CLO 1, Ltd.	August 2025	Sale	Fixed Maturities	$16,310	$16,526	$0	$(216)
Windhill CLO 2, Ltd.	August 2025	Sale	Fixed Maturities	$2,920	$2,920	$0	$0
Windhill CLO 3, Ltd.	August 2025	Sale	Fixed Maturities	$2,090	$2,090	$0	$0
Prudential Insurance	August 2025	Purchase	Fixed Maturities	$117,008	$116,592	$(328)	$0
Windhill CLO 1, Ltd.	September 2025	Sale	Fixed Maturities	$1,195	$1,200	$0	$(5)
Windhill CLO 2, Ltd.	September 2025	Sale	Fixed Maturities	$9,273	$9,314	$0	$(41)
Windhill CLO 3, Ltd.	September 2025	Sale	Short-term Investments	$235	$235	$0	$0
Windhill CLO 4, Ltd.	September 2025	Sale	Fixed Maturities	$4,910	$4,941	$0	$(31)
PGIM Strategic Investments Inc	September 2025	Sale	Other Invested Assets	$61,361	$61,361	$0	$0
Windhill CLO 2, Ltd.	October 2025	Sale	Fixed Maturities	$1,389	$1,400	$0	$(11)
Windhill CLO 3, Ltd.	October 2025	Sale	Fixed Maturities	$4,791	$4,800	$0	$(9)
Windhill CLO 4, Ltd.	October 2025	Sale	Fixed Maturities	$75,800	$76,335	$0	$(535)
Windhill CLO 5, Ltd.	November 2025	Sale	Fixed Maturities	$134,211	$135,041	$0	$(830)
Prudential Insurance	November 2025	Sale	Commercial Mortgage and Other Loans	$101,514	$99,786	$1,365	$0
Prudential Insurance	November 2025	Sale	Fixed Maturities	$29,140	$28,813	$258	$0
Prudential Insurance	November 2025	Sale	Fixed Maturities	$758	$781	$(19)	$0
Prudential Insurance	November 2025	Purchase	Fixed Maturities	$148,886	$149,101	$169	$0
Prudential Insurance	December 2025	Purchase	Fixed Maturities	$28,011	$29,000	$781	$0
Prudential Insurance	December 2025	Purchase	Fixed Maturities	$9,337	$9,060	$0	$(277)
Windhill CLO 1, Ltd.	December 2025	Purchase	Fixed Maturities	$1,112	$1,112	$0	$0
Windhill CLO 1, Ltd.	December 2025	Sale	Fixed Maturities	$16,955	$17,075	$0	$(120)
Windhill CLO 2, Ltd.	December 2025	Sale	Fixed Maturities	$4,896	$4,920	$0	$(24)
Windhill CLO 3, Ltd.	December 2025	Sale	Fixed Maturities	$9,008	$9,076	$0	$(68)
Windhill CLO 3, Ltd.	December 2025	Sale	Short-term Investments	$353	$353	$0	$0
Windhill CLO 4, Ltd.	December 2025	Sale	Fixed Maturities	$10,562	$10,662	$0	$(100)

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/(Loss)
Windhill CLO 5, Ltd.	December 2025	Sale	Fixed Maturities	$27,642	$27,913	$0	$(271)
Passaic Fund LLC	December 2025	Sale	Other Invested Assets	$35,828	$35,828	$0	$0

Debt Agreements

The Company is authorized to borrow funds up to $7 billion from affiliates to meet its capital and other funding needs. There was no debt outstanding as of December 31, 2025 and 2024.

The total interest expense to the Company related to affiliated loans and cash collateral with PGF was $16 million, $39 million and $17 million for the years ended December 31, 2025, 2024, and 2023, respectively.

Contributed Capital and Dividends

In February 2026, the Company received a capital contribution of $300 million from Prudential Insurance. In February, May, August and December 2025, the Company received capital contributions from Prudential Insurance in the amounts of $220 million, $216 million, $17 million and $400 million, respectively, with the May contribution including $208 million in invested assets. In December 2024, the Company received capital contributions in the amount of $416 million from Prudential Insurance in the form of invested assets. In February and December 2023, the Company received capital contributions in the amount of $405 million and $7 million, respectively, from Prudential Insurance.

In June 2024, there was a $550 million return of capital to Prudential Insurance. In June, September, and December 2023, there was a $300 million, $650 million, and $450 million return of capital, respectively, to Prudential Insurance.

In 2025, 2024, and 2023, the Company did not pay any dividends to Prudential Insurance.

Reinsurance with Affiliates

As discussed in Note 12, the Company participates in reinsurance transactions with certain affiliates.